29 Equity (Tables)	12 Months Ended
Dec. 31, 2019
Changes in equity [abstract]
Schedule of shares distributed

On December 31, 2019, the Company's subscribed and paid up capital stock amounted to R$8,043,222 and comprised 797,218,554 shares with no par value, distributed as follows:

		Amount of shares
				Preferred		Preferred
		Common		shares		shares
		shares	%	class A	%	class B	%	Total	%

Odebrecht		226,334,623	50.11	79,182,498	22.95			305,517,121	38.33
Petrobras		212,426,952	47.03	75,761,739	21.96			288,188,691	36.15
ADR	(i)			33,984,766	9.85			33,984,766	4.26
Alaska				21,898,500	6.35			21,898,500	2.75
Other		12,907,077	2.86	132,995,570	38.53	500,230	100.00	146,402,877	18.36
Total		451,668,652	100.00	343,823,073	99.64	500,230	100.00	795,991,955	99.85
Treasury shares				1,226,599	0.36			1,226,599	0.15
Total		451,668,652	100.00	345,049,672	100.00	500,230	100.00	797,218,554	100.00

(i)	American Depositary Receipts traded on the New York Stock Exchange (USA).

Schedule of other comprehensive income
(f)	Other comprehensive income

	Attributed to shareholders' interest
	Deemed cost	Fair value				Defined	Foreign
	and additional	adjustments of	Gain (loss)	Foreign		benefit	currency	Total
	indexation of	trade accounts	on interest	sales	Fair value	plans actuarial	translation	Braskem	Non-controlling
	PP&E	receivable	in subsidiary	hedge	of hedge	Gain (loss)	adjustment	shareholders'	interest in
	(ii)	(iii)	(i)	(iv)	(iv)	(v)	(vi)	interest	Braskem Idesa	Total

On December 31, 2016	206,703		(9,404)	(7,105,377)	(539,518)	(43,351)	1,169,088	(6,321,859)	(548,601)	(6,870,460)

Additional indexation
Realization by depreciation or write-off assets	(40,678)							(40,678)		(40,678)
Income tax and social contribution	13,831							13,831		13,831

Deemed cost of jointly-controlled investment
Realization by depreciation or write-off assets	(1,459)							(1,459)		(1,459)
Income tax and social contribution	496							496		496

Foreign sales hedge
Exchange rate				(42,507)				(42,507)	118,179	75,672
Transfer to result				1,145,602				1,145,602	40,924	1,186,526
Income tax and social contribution				(355,960)				(355,960)	(47,731)	(403,691)

Fair value of Cash flow hedge
Change in fair value					876,636			876,636	6,513	883,149
Transfer to result					(287,576)			(287,576)	9,632	(277,944)
Income tax and social contribution					(198,343)			(198,343)	(4,844)	(203,187)

Fair value of cash flow hedge from jointly-controlled					3,534			3,534		3,534

Actuarial loss with post-employment benefits, net of taxes						(8,654)		(8,654)		(8,654)

Goodwill on the acquisition of a subsidiary under common control										-

Foreign currency translation adjustment							51,445	51,445	(52,047)	(602)

On December 31, 2017	178,893		(9,404)	(6,358,242)	(145,267)	(52,005)	1,220,533	(5,165,492)	(477,975)	(5,643,467)

Additional indexation
Realization by depreciation or write-off assets	(40,481)							(40,481)		(40,481)
Income tax and social contribution	13,764							13,764		13,764

Deemed cost of jointly-controlled investment
Realization by depreciation or write-off assets	(1,458)							(1,458)		(1,458)
Income tax and social contribution	496							496		496

Fair value adjustments
Accounts receivable		(449)						(449)		(449)

Foreign sales hedge
Exchange rate				(3,133,346)				(3,133,346)	4,170	(3,129,176)
Transfer to result				1,200,209				1,200,209	59,143	1,259,352
Income tax and social contribution				664,864				664,864	(18,994)	645,870

Fair value of Cash flow hedge
Change in fair value					(196,790)			(196,790)	7,722	(189,068)
Transfer to result					26,964			26,964	10,386	37,350
Income tax and social contribution					59,914			59,914	(5,433)	54,481

Fair value of cash flow hedge from jointly-controlled (RPR)					(2,329)			(2,329)		(2,329)

Actuarial loss with post-employment benefits, net of taxes						(1,569)		(1,569)		(1,569)

ILP PLan fair value
Change in fair value		9,297						9,297	133	9,430
Income tax and social contribution		(2,891)						(2,891)		(2,891)

Foreign currency translation adjustment							946,342	946,342	(145,119)	801,223

(Loss) gain from investments			(65)					(65)	65

On December 31, 2018	151,214	5,957	(9,469)	(7,626,515)	(257,508)	(53,574)	2,166,875	(5,623,020)	(565,902)	(6,188,922)

	Attributed to shareholders' interest
	Deemed cost	Fair value				Defined	Foreign
	and additional	adjustments of	Gain (loss)	Foreign		benefit	currency	Total
	indexation of	trade accounts	on interest	sales	Fair value	plans actuarial	translation	Braskem	Non-controlling
	PP&E	receivable	in subsidiary	hedge	of hedge	Gain (loss)	adjustment	shareholders'	interest in
	(ii)	(iii)	(i)	(iv)	(iv)	(v)	(vi)	interest	Braskem Idesa	Total

On December 31, 2018	151,214	5,957	(9,469)	(7,626,515)	(257,508)	(53,574)	2,166,875	(5,623,020)	(565,902)	(6,188,922)

Additional indexation
Realization by depreciation or write-off assets	(40,481)							(40,481)		(40,481)
Income tax and social contribution	13,764							13,764		13,764

Deemed cost of jointly-controlled investment
Realization by depreciation or write-off assets	(1,338)							(1,338)		(1,338)
Income tax and social contribution	455							455		455

Fair value adjustments
Accounts receivable		15						15		15

Foreign sales hedge
Exchange rate				(507,464)				(507,464)	116,202	(391,262)
Transfer to result				1,585,480				1,585,480	66,787	1,652,267
Income tax and social contribution				(344,567)				(344,567)	(54,897)	(399,464)

Fair value of Cash flow hedge
Change in fair value					7,150			7,150	(23,078)	(15,928)
Transfer to result					54,450			54,450	16,752	71,202
Income tax and social contribution					(21,703)			(21,703)	1,898	(19,805)

Fair value of cash flow hedge from jointly-controlled (RPR)					(978)			(978)		(978)

Actuarial loss with post-employment benefits, net of taxes						(109,492)		(109,492)		(109,492)

ILP PLan fair value
Change in fair value		19,415						19,415	348	19,763
Income tax and social contribution		(5,842)						(5,842)		(5,842)

Foreign currency translation adjustment							220,228	220,228	(83,506)	136,722

Loss on interest in subsidiary							(50)	(50)	(34)	(84)

Effect of CPC 42 / IAS 29 - hyperinflation							(3,561)	(3,561)		(3,561)

On December 31, 2019	123,614	19,545	(9,469)	(6,893,066)	(218,589)	(163,066)	2,383,492	(4,757,539)	(525,430)	(5,282,969)

(i)	Transfer to the income statement when divestment or transfer of control of subsidiary.
(ii)	Transfer to retained earnings as the asset is depreciated or written-off/sold.
(iii)	For receivables classified as fair value through other comprehensive income, transfer to the income statement when attainment of jurisdiction or early liquidation. For the ILP Plan, Transfer to retained earnings according to the grace period of the plan.
(iv)	Transfer to the income statement when maturity, prepayment or loss of efficacy for hedge accounting.
(v)	Transfer to retained earnings when the extinction of the plan.
(vi)	Transfer to the income statement when write-off of subsidiary abroad.